Mineral Properties, Plant and Equipment, Exploration and Evaluation - Schedule of Carrying Amount by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	$ 228,349	$ 149,124
San Francisco Mine
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	44,218	43,469
Florida Canyon Mine [member]
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	71,248
Ana Paula Project
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	112,616	105,505
Other
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	267	150
Mineral Properties
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	71,336	28,635
Mineral Properties | San Francisco Mine
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	29,560	28,635
Mineral Properties | Florida Canyon Mine [member]
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	41,776
Plant and Equipment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	49,064	27,982
Plant and Equipment | San Francisco Mine
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	13,024	13,791
Plant and Equipment | Florida Canyon Mine [member]
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	29,472
Plant and Equipment | Ana Paula Project
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	6,452	14,041
Plant and Equipment | Other
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	116	150
Exploration and Evaluation
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	107,949	92,507
Exploration and Evaluation | San Francisco Mine
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	1,634	1,043
Exploration and Evaluation | Ana Paula Project
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	106,164	$ 91,464
Exploration and Evaluation | Other
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Mineral properties, plant and equipment, exploration and evaluation	$ 151